UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08659

The Henssler Funds Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia		30144
(Address of principal executive offices)		(Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and address of agent for service)
With copy to: Paul, Hastings, Janofsky & Walker LLP 600 Peachtree Street, N.E. 24 Floor Atlanta, GA 30308
Registrant's telephone number, including area code:		(800) 936-3863

Date of fiscal year end:	April 30

Date of reporting period:	May 1, 2008 – July 31, 2008

Item 1 – Schedule of Investments.

THE HENSSLER EQUITY FUND SCHEDULE OF INVESTMENTS
(Unaudited)	July 31, 2008

	Shares	Value
COMMON STOCKS - 95.09%

Consumer Discretionary - 10.38%
Consumer Products-Miscellaneous - 1.22%
Fortune Brands, Inc.	22,500	$1,289,475

Electronics - 1.12%
Garmin Ltd.	33,150	1,182,461

Leisure Time - 1.19%
Carnival Corp.	34,250	1,265,195

Multimedia - 2.46%
The Walt Disney Co.	85,825	2,604,789

Retail Building Products - 0.72%
Lowe’s Cos, Inc.	37,600	764,032

Retail-Major Department Stores - 3.67%
Target Corp.	46,970	2,124,452
Wal-Mart Stores, Inc.	30,000	1,758,600
		3,883,052

Total Consumer Discretionary		10,989,004

Consumer Staples - 12.54%
Beverages-Non-alcoholic - 3.78%
PepsiCo, Inc.	60,175	4,005,248

Consumer Products-Miscellaneous - 1.63%
Church & Dwight Co., Inc.	31,400	1,722,918

Cosmetics & Toiletries - 2.71%
Procter & Gamble Co.	43,800	2,868,024

Food-Miscellaneous Diversified - 2.03%
McCormick & Co., Inc.	53,500	2,145,350

Retail-Drug Stores - 2.39%
Walgreen Co.	73,670	2,529,828

Total Consumer Staples		13,271,368

Energy - 10.21%
Oil & Gas - 3.22%
Apache Corp.	30,400	3,409,968

Oil Company-Integrated - 6.99%
Exxon Mobil Corp.	42,514	3,419,401
Marathon Oil Corp.	21,000	1,038,870
Total S.A.-ADR	38,500	2,944,480
		7,402,751

Total Energy		10,812,719

Financials - 17.08%
Commercial Banks-Southern U.S. - 1.77%
Cullen/Frost Bankers, Inc.	35,500	1,872,270

Finance -Credit Card - 0.91%
American Express Co.	26,000	965,120

Insurance-Multi-Line - 2.12%
Lincoln National Corp.	47,000	2,241,900

Investment Management/Advisory Services - 5.33%
The Goldman Sachs Group, Inc.	15,200	2,797,408
T. Rowe Price Group, Inc.	47,600	2,848,859
		5,646,267
Money Center Banks - 4.72%
Bank of America Corp.	86,600	2,849,140
The Bank of New York Mellon Corp.	60,575	2,150,413
		4,999,553
Regional Banks - 2.23%
BB&T Corp.	84,150	2,357,883

Total Financials		18,082,993

Healthcare - 13.99%
Healthcare-Distributor & Services - 1.50%
Patterson Cos, Inc.**	51,000	1,592,730

Healthcare-Equipment & Supplies - 2.68%
Medtronic, Inc.	23,000	1,215,090
Varian Medical Systems, Inc.**	27,000	1,620,000
		2,835,090
Medical-Drugs - 2.61%
Teva Pharmaceutical Industries Ltd.-ADR	61,675	2,765,507

Medical Instruments - 1.50%
Stryker Corp.	24,800	1,591,912

Medical Products - 5.70%
Alcon, Inc.	5,265	907,844
Baxter International, Inc.	18,000	1,234,980
Johnson & Johnson	56,770	3,887,042
		6,029,866

Total Healthcare		14,815,105

Industrials - 12.30%
Auto-Medium & Heavy Duty Trucks - 1.37%
PACCAR, Inc.	34,396	1,446,696

Diversified Industrials - 6.40%
3M Co.	29,700	2,090,583
General Electric Co.	77,535	2,193,465
Illinois Tool Works, Inc.	53,100	2,487,735
		6,771,783
Electric Products - 3.17%
Emerson Electric Co.	69,000	3,360,300

Transportation Services - 1.36%
C.H. Robinson Worldwide, Inc.	30,000	1,446,000

Total Industrials		13,024,779

Information Technology - 17.58%
Business Software & Services - 1.18%
Jack Henry & Associates, Inc.	58,000	1,252,220

Computer-Micro - 3.64%
International Business Machines Corp.	30,100	3,852,198

Computer Software - 3.99%
Ansys, Inc.**	56,500	2,592,219
Intuit, Inc.**	59,600	1,628,868
		4,221,087
Computers & Peripherals - 2.51%
Apple, Inc.**	16,700	2,654,465

Data Processing-Management - 1.83%
Automatic Data Processing, Inc.	45,500	1,943,305

Internet - 1.00%
Google, Inc., Class A**	2,230	1,056,463

Networking Products - 2.30%
Cisco Systems, Inc.**	111,000	2,440,890

Software - 1.13%
Oracle Corp.**	55,500	1,194,915

Total Information Technology		18,615,543

Utilities - 1.01%
Oil & Gas - 1.01%
Integrys Energy Group, Inc.	20,900	1,067,154

Total Utilities		1,067,154

TOTAL COMMON STOCKS
(COST $79,343,452)		100,678,665

EXCHANGE TRADED FUNDS - 4.01%
Chemical-Diversified - 2.03%
Materials Select Sector SPDR	53,500	2,153,376

Oil Company-Integrated - 1.98%
Energy Select Sector SPDR	28,000	2,091,600

TOTAL EXCHANGE TRADED FUNDS
(COST $2,668,057)		4,244,976

SHORT TERM INVESTMENTS - 0.99%
Fifth Third Institutional Money Market Fund, 7 day yield 2.440%	1,045,371	1,045,371

TOTAL SHORT TERM INVESTMENTS
(COST $1,045,371)		1,045,371

TOTAL INVESTMENTS (100.09%)
(COST $83,056,880)		105,969,012

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.09%)		(100,308)

TOTAL NET ASSETS (100.00%)		$105,868,704

**Non Income Producing Security
ADR - American Depositary Receipt
SPDR - Standard & Poor’s 500 Depositary Receipt S.A. - Generally designates corporations in various countries, mostly those in civil law.

Notes to Quarterly Statement of Investments

1.  ORGANIZATION

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund’s investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

2.  SIGNIFICANT ACCOUNTING POLICIES

a)      Investment Valuation — Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Valuations of variable and fixed income securities are supplied by independent pricing services approved by The Fund’s Board of Directors. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board. Securities with maturities of sixty (60) days or less are valued at amortized cost.

b)     Federal Income Taxes — No provision for federal income taxes has been made since The Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve The Fund from all federal income taxes.

c)      Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-dividend date.

d)     Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

e)      Reclassifications — Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

f)        Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

g)     Fair Value Measurements — The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on May 1, 2008.  FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2008.

Valuation Inputs	Investments in Securities	Other Financial Instruments(a)

The Henssler Equity Fund
Level 1-Quoted Prices	$105,969,012	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$105,969,012	—

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the period ended July 31, 2008, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

3.         UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at July 31, 2008 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$24,990,936
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(2,170,902)
Net unrealized appreciation	$22,820,034
Tax Cost	$83,148,978

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

4.         NEW ACCOUNTING PRONOUNCEMENTS

Effective October 31, 2007, The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on The Fund’s net assets or results of operations.  The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities”.  FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund believes the adoption of FAS 161 will have no material impact on the Fund’s financial statement disclosures.

Item 2 - Controls and Procedures.

(a)           The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	September 25, 2008

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Principal Financial Officer

Date:	September 25, 2008

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